Schedule of Investments
July 31, 2021
(Unaudited)
	Principal Amount		Value
Non-U.S. Dollar Denominated Bonds & Notes–86.84%(a)
Brazil–4.37%
Brazil Notas do Tesouro Nacional,
Series F, 10.00%, 01/01/2023	BRL	25,000,000	$4,967,621
Series F, 10.00%, 01/01/2025	BRL	11,000,000	2,205,582
			7,173,203
Chile–2.91%
Bonos de la Tesoreria de la Republica, 1.30%, 03/01/2023	CLP	813,211,850	1,110,842
Bonos de la Tesoreria de la Republica en pesos,
2.50%, 03/01/2025	CLP	1,000,000,000	1,301,563
4.50%, 03/01/2026	CLP	1,700,000,000	2,359,430
			4,771,835
China–4.30%
China Development Bank, Series 2103, 3.30%, 03/03/2026	CNY	40,000,000	6,272,773
Export-Import Bank of China (The), 3.22%, 05/14/2026	CNY	5,000,000	781,064
			7,053,837
Colombia–8.61%
Colombian TES,
Series B, 6.25%, 11/26/2025	COP	27,000,000,000	7,116,063
Series B, 5.75%, 11/03/2027	COP	21,500,000,000	5,350,134
PA Autopista Rio Magdalena, 6.05%, 06/15/2036(b)	COP	6,500,000,000	1,655,388
			14,121,585
Czech Republic–2.76%
Czech Republic Government Bond, Series 95, 1.00%, 06/26/2026(b)	CZK	100,000,000	4,526,854
Egypt–3.96%
Egypt Government Bond,
16.30%, 01/01/2023	EGP	6,800,000	445,790
14.20%, 07/07/2023	EGP	16,000,000	1,017,596
14.31%, 10/13/2023	EGP	24,000,000	1,528,490
14.06%, 01/12/2026	EGP	3,000,000	189,245
14.48%, 04/06/2026	EGP	52,000,000	3,316,242
			6,497,363
India–1.48%
India Government Bond, 7.27%, 04/08/2026	INR	170,000,000	2,420,413
	Principal Amount		Value
Indonesia–10.57%
Indonesia Treasury Bond,
6.50%, 06/15/2025	IDR	25,000,000,000	$1,828,004
6.38%, 04/15/2032	IDR	25,400,000,000	1,763,903
Series FR59, 7.00%, 05/15/2027	IDR	67,000,000,000	4,975,488
Series FR64, 6.13%, 05/15/2028	IDR	70,000,000,000	4,912,852
Series FR71, 9.00%, 03/15/2029	IDR	38,780,000,000	3,149,395
Series FR87, 6.50%, 02/15/2031	IDR	10,000,000,000	702,783
			17,332,425
Malaysia–7.43%
Malaysia Government Bond,
3.76%, 05/22/2040	MYR	5,500,000	1,265,039
Series 115, 3.96%, 09/15/2025	MYR	28,600,000	7,152,435
Series 513, 3.73%, 06/15/2028	MYR	15,200,000	3,764,601
			12,182,075
Mexico–11.58%
Mexican Bonos,
8.50%, 11/18/2038	MXN	42,000,000	2,309,693
Series M, 5.75%, 03/05/2026	MXN	177,000,000	8,646,844
Series M, 7.75%, 11/13/2042	MXN	40,000,000	2,046,385
Series M 20, 8.50%, 05/31/2029	MXN	45,000,000	2,491,170
Petroleos Mexicanos,
7.19%, 09/12/2024(b)	MXN	38,000,000	1,825,475
Series 2011-3, 7.65%, 11/24/2021	MXN	16,000,000	803,624
Series 2013-2, 7.19%, 09/12/2024	MXN	16,000,000	768,621
Red de Carreteras de Occidente S.A.B. de C.V., 9.00%, 06/10/2028(b)	MXN	2,024,000	105,112
			18,996,924
Peru–2.78%
Peru Government Bond,
5.94%, 02/12/2029	PEN	8,000,000	2,025,353
6.15%, 08/12/2032	PEN	6,200,000	1,499,442
Peruvian Government International Bond, 6.35%, 08/12/2028(b)	PEN	4,000,000	1,041,781
			4,566,576
Romania–1.08%
Romania Government Bond, 4.50%, 06/17/2024	RON	7,000,000	1,773,534

See accompanying notes which are an integral part of this schedule.
Invesco Emerging Markets Local Debt Fund

	Principal Amount		Value
Russia–3.85%
Russian Federal Bond - OFZ,
6.00%, 10/06/2027	RUB	375,000,000	$4,945,465
Series 6211, 7.00%, 01/25/2023	RUB	100,000,000	1,375,183
			6,320,648
South Africa–13.84%
Eskom Holdings SOC Ltd., Series ES23, 10.00%, 01/25/2023	ZAR	11,000,000	790,271
Republic of South Africa Government Bond,
6.25%, 03/31/2036	ZAR	65,000,000	3,137,223
Series 2037, 8.50%, 01/31/2037	ZAR	185,000,000	10,805,269
Series 2040, 9.00%, 01/31/2040	ZAR	55,000,000	3,292,856
Series R186, 10.50%, 12/21/2026	ZAR	60,000,000	4,670,182
			22,695,801
South Korea–1.09%
Export-Import Bank of Korea, 8.00%, 05/15/2024(b)	IDR	24,000,000,000	1,786,911
Supranational–1.01%
European Bank for Reconstruction & Development, 4.60%, 12/09/2025	IDR	10,000,000,000	682,385
International Bank for Reconstruction & Development, 4.60%, 02/09/2026	IDR	10,000,000,000	681,487
International Finance Corp., 0.00%, 02/15/2029(b)(c)	TRY	7,300,000	287,599
			1,651,471
	Principal Amount		Value
Thailand–3.69%
Thailand Government Bond,
2.88%, 12/17/2028	THB	35,000,000	$1,192,201
3.78%, 06/25/2032	THB	50,000,000	1,838,387
3.30%, 06/17/2038	THB	85,000,000	3,017,871
			6,048,459
Turkey–1.53%
Turkey Government Bond, 12.20%, 01/18/2023	TRY	22,690,000	2,515,127
Total Non-U.S. Dollar Denominated Bonds & Notes (Cost $147,826,788)			142,435,041
	Shares
Money Market Funds–9.54%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(d)(e)		5,464,583	5,464,583
Invesco Liquid Assets Portfolio, Institutional Class, 0.01%(d)(e)		3,928,072	3,929,644
Invesco Treasury Portfolio, Institutional Class, 0.01%(d)(e)		6,245,237	6,245,237
Total Money Market Funds (Cost $15,639,464)			15,639,464
Options Purchased–0.06%
(Cost $355,140)(f)			102,927
TOTAL INVESTMENTS IN SECURITIES—96.44% (Cost $163,821,392)			158,177,432
OTHER ASSETS LESS LIABILITIES–3.56%			5,839,747
NET ASSETS–100.00%			$164,017,179
Investment Abbreviations:
BRL	– Brazilian Real
CLP	– Chile Peso
CNY	– Chinese Yuan Renminbi
COP	– Colombia Peso
CZK	– Czech Koruna
EGP	– Egypt Pound
IDR	– Indonesian Rupiah
INR	– Indian Rupee
MXN	– Mexican Peso
MYR	– Malaysian Ringgit
PEN	– Peruvian Sol
RON	– Romania New Leu
RUB	– Russian Ruble
THB	– Thai Baht
TRY	– Turkish Lira
ZAR	– South African Rand
See accompanying notes which are an integral part of this schedule.
Invesco Emerging Markets Local Debt Fund

Notes to Schedule of Investments:
(a)	Foreign denominated security. Principal amount is denominated in the currency indicated.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at July 31, 2021 was $11,229,120, which represented 6.85% of the Fund’s Net Assets.
(c)	Zero coupon bond issued at a discount.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended July 31, 2021.

	Value October 31, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value July 31, 2021	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$2,524,345	$39,341,462	$(36,401,224)	$-	$-	$5,464,583	$641
Invesco Liquid Assets Portfolio, Institutional Class	1,802,774	28,101,044	(25,974,154)	175	(195)	3,929,644	471
Invesco Treasury Portfolio, Institutional Class	2,884,965	44,961,671	(41,601,399)	-	-	6,245,237	279
Total	$7,212,084	$112,404,177	$(103,976,777)	$175	$(195)	$15,639,464	$1,391

(e)	The rate shown is the 7-day SEC standardized yield as of July 31, 2021.
(f)	The table below details options purchased.

Open Over-The-Counter Foreign Currency Options Purchased(a)
Description	Type of Contract	Counterparty	Expiration Date	Exercise Price		Notional Value		Value
Currency Risk
EUR versus PLN	Put	Morgan Stanley and Co. International PLC	10/05/2021	PLN	4.39	EUR	3,750,000	$ 1,615
USD versus BRL	Put	J.P. Morgan Chase Bank, N.A.	08/12/2021	BRL	4.97	USD	3,000,000	2,514
USD versus CNH	Put	Bank of America, N.A.	08/13/2021	CNH	6.37	USD	2,000,000	240
USD versus COP	Put	Goldman Sachs International	08/02/2021	COP	3,630.00	USD	6,000,000	6
USD versus COP	Put	J.P. Morgan Chase Bank, N.A.	09/23/2021	COP	3,600.00	USD	3,000,000	4,539
USD versus HUF	Put	J.P. Morgan Chase Bank, N.A.	08/05/2021	HUF	280.00	USD	2,000,000	2
USD versus INR	Put	Standard Chartered Bank PLC	09/03/2021	INR	73.15	USD	2,000,000	1,162
USD versus MXN	Put	Merrill Lynch International	09/14/2021	MXN	19.69	USD	4,000,000	29,036
USD versus RUB	Put	J.P. Morgan Chase Bank, N.A.	09/09/2021	RUB	70.50	USD	5,000,000	6,960
USD versus RUB	Put	Morgan Stanley and Co. International PLC	09/10/2021	RUB	73.62	USD	4,000,000	56,720
USD versus ZAR	Put	J.P. Morgan Chase Bank, N.A.	08/16/2021	ZAR	13.55	USD	1,500,000	133
Total Foreign Currency Options Purchased								$102,927

(a)	Over-The-Counter options purchased, options written and swap agreements are collateralized by cash held with Counterparties in the amount of $669,000.

See accompanying notes which are an integral part of this schedule.
Invesco Emerging Markets Local Debt Fund

Open Over-The-Counter Foreign Currency Options Written(a)
Description	Type of Contract	Counterparty	Expiration Date	Exercise Price		Premiums Received	Notional Value		Value	Unrealized Appreciation (Depreciation)
Currency Risk
EUR versus PLN	Call	Morgan Stanley and Co. International PLC	12/03/2021	PLN	4.62	$(19,127)	EUR	2,500,000	$(27,029)	$(7,902)
USD versus BRL	Call	J.P. Morgan Chase Bank, N.A.	08/25/2021	BRL	5.64	(124,613)	USD	7,500,000	(13,035)	111,578
USD versus BRL	Call	J.P. Morgan Chase Bank, N.A.	12/14/2021	BRL	5.53	(34,505)	USD	1,500,000	(37,122)	(2,617)
USD versus COP	Call	Goldman Sachs International	08/02/2021	COP	3,930.00	(74,898)	USD	6,000,000	(2,730)	72,168
USD versus COP	Call	J.P. Morgan Chase Bank, N.A.	09/23/2021	COP	3,995.00	(36,600)	USD	3,000,000	(36,237)	363
USD versus INR	Call	Standard Chartered Bank PLC	09/06/2021	INR	75.30	(9,586)	USD	2,000,000	(6,918)	2,668
USD versus MXN	Call	J.P. Morgan Chase Bank, N.A.	09/28/2021	MXN	20.89	(36,720)	USD	4,000,000	(24,920)	11,800
USD versus RUB	Call	J.P. Morgan Chase Bank, N.A.	11/19/2021	RUB	79.80	(61,575)	USD	3,000,000	(26,205)	35,370
USD versus RUB	Call	J.P. Morgan Chase Bank, N.A.	12/09/2021	RUB	79.50	(45,900)	USD	3,000,000	(35,676)	10,224
USD versus ZAR	Call	J.P. Morgan Chase Bank, N.A.	09/16/2021	ZAR	14.55	(22,016)	USD	1,500,000	(39,217)	(17,201)
Subtotal — Foreign Currency Call Options Written						(465,540)			(249,089)	216,451
Currency Risk
USD versus COP	Put	Goldman Sachs International	08/02/2021	COP	3,487.00	(26,442)	USD	6,000,000	(6)	26,436
USD versus INR	Put	Standard Chartered Bank PLC	09/06/2021	INR	72.00	(6,210)	USD	2,000,000	(242)	5,968
USD versus MXN	Put	Merrill Lynch International	09/14/2021	MXN	19.35	(17,340)	USD	4,000,000	(11,148)	6,192
USD versus RUB	Put	Morgan Stanley and Co. International PLC	09/10/2021	RUB	71.60	(18,600)	USD	6,000,000	(21,174)	(2,574)
Subtotal — Foreign Currency Put Options Written						(68,592)			(32,570)	36,022
Total – Foreign Currency Options Written						$(534,132)			$(281,659)	$252,473

(a)	Over-The-Counter options purchased, options written and swap agreements are collateralized by cash held with Counterparties in the amount of $669,000.

Open Centrally Cleared Interest Rate Swap Agreements(a)
Pay/ Receive Floating Rate	Floating Rate Index	Payment Frequency	(Pay)/ Receive Fixed Rate	Payment Frequency	Maturity Date	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Interest Rate Risk
Receive	3 Month JIBAR	Quarterly	(6.75)%	Quarterly	02/15/2031	ZAR	4,700,000	$—	$7,264	$7,264
Pay	28 Day MXN TIIE	28 Day	7.08	28 Day	06/16/2031	MXN	13,000,000	—	11,227	11,227
Pay	6 Month THBFIX	Semi-Annually	0.77	Semi-Annually	05/29/2025	THB	100,000,000	—	13,517	13,517
Pay	FBIL Overnight MIBOR	At Maturity	4.62	At Maturity	04/25/2023	INR	1,650,000,000	—	14,261	14,261
Receive	3 Month CZK PRIBOR	Annually	(0.57)	Quarterly	04/16/2022	CZK	425,000,000	52,779	76,355	23,576
Pay	28 Day MXN TIIE	28 Day	7.00	28 Day	06/16/2031	MXN	51,000,000	—	28,767	28,767
Receive	28 Day MXN TIIE	28 Day	(7.07)	28 Day	12/12/2029	MXN	132,900,000	—	34,122	34,122
Pay	3 Month CNRR007	Quarterly	2.85	Quarterly	12/04/2025	CNY	20,000,000	—	45,217	45,217
Pay	3 Month CNRR007	Quarterly	2.87	Quarterly	11/23/2025	CNY	20,000,000	—	48,211	48,211
Receive	28 Day MXN TIIE	28 Day	(5.54)	28 Day	01/24/2031	MXN	26,000,000	—	120,890	120,890
Receive	28 Day MXN TIIE	28 Day	(5.45)	28 Day	12/05/2030	MXN	38,000,000	—	186,790	186,790
Subtotal — Appreciation								52,779	586,621	533,842
See accompanying notes which are an integral part of this schedule.
Invesco Emerging Markets Local Debt Fund

Open Centrally Cleared Interest Rate Swap Agreements(a)—(continued)
Pay/ Receive Floating Rate	Floating Rate Index	Payment Frequency	(Pay)/ Receive Fixed Rate	Payment Frequency	Maturity Date	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Interest Rate Risk
Pay	28 Day MXN TIIE	28 Day	4.67%	28 Day	07/02/2024	MXN	90,100,000	$—	$(178,009)	$(178,009)
Pay	1 Month BZDIOVRA	At Maturity	8.12	At Maturity	01/02/2025	BRL	52,006,732	—	(146,840)	(146,840)
Pay	1 Month BZDIOVRA	At Maturity	7.20	At Maturity	01/02/2025	BRL	20,144,987	—	(109,546)	(109,546)
Pay	28 Day MXN TIIE	28 Day	5.59	28 Day	03/27/2023	MXN	355,000,000	—	(96,239)	(96,239)
Receive	3 Month USD LIBOR	Semi-Annually	(2.21)	Quarterly	04/19/2031	USD	4,300,000	—	(95,598)	(95,598)
Pay	3 Month CZK PRIBOR	Semi-Annually	0.57	Annually	04/16/2022	CZK	425,000,000	—	(61,715)	(61,715)
Pay	28 Day MXN TIIE	28 Day	5.41	28 Day	04/27/2023	MXN	105,500,000	—	(39,516)	(39,516)
Receive	6 Month THB	Semi-Annually	(1.71)	Semi-Annually	09/15/1931	THB	30,000,000	—	(33,587)	(33,587)
Receive	3 Month JIBAR	Quarterly	(7.25)	Quarterly	07/16/2031	ZAR	53,500,000	—	(25,946)	(25,946)
Receive	3 Month JIBAR	Quarterly	(7.33)	Quarterly	06/22/2031	ZAR	20,000,000	—	(18,808)	(18,808)
Pay	3 Month CNRR007	Quarterly	1.99	Quarterly	06/15/2022	CNY	35,000,000	—	(13,793)	(13,793)
Pay	28 Day MXN TIIE	28 Day	4.42	28 Day	09/17/2021	MXN	1,290,000,000	—	(13,592)	(13,592)
Pay	3 Month JIBAR	Quarterly	7.48	Quarterly	02/15/2036	ZAR	7,500,000	—	(13,518)	(13,518)
Pay	3 Month CNRR007	Quarterly	2.11	Quarterly	06/22/2022	CNY	37,000,000	—	(9,280)	(9,280)
Pay	28 Day MXN TIIE	28 Day	6.91	28 Day	12/16/2026	MXN	306,300,000	—	(6,331)	(6,331)
Pay	3 Month WIBOR	Quarterly	0.85	Annually	05/04/2023	PLN	20,000,000	—	(3,429)	(3,429)
Pay	3 Month CNRR007	Quarterly	2.23	Quarterly	07/07/2022	CNY	36,370,000	—	(3,135)	(3,135)
Receive	3 Month JIBAR	Quarterly	(7.15)	Quarterly	02/24/2031	ZAR	7,600,000	48	(2,651)	(2,699)
Subtotal — Depreciation								48	(871,533)	(871,581)
Total Centrally Cleared Interest Rate Swap Agreements								$52,827	$(284,912)	$(337,739)

(a)	Centrally cleared swap agreements collateralized by $1,750,998 cash held with Counterparties.

Open Over-The-Counter Interest Rate Swap Agreements(a)
Counterparty	Pay/ Receive Floating Rate	Floating Rate Index	Payment Frequency	(Pay)/ Received Fixed Rate	Payment Frequency	Maturity Date	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation
Interest Rate Risk
Goldman Sachs International	Pay	3 Month RUB MOSKP	Quarterly	8.54%	Annually	05/08/2024	RUB	485,000,000	$—	$212,735	$212,735
Citibank, N.A.	Pay	3 Month RUB MOSKP	Quarterly	8.32	Annually	05/30/2024	RUB	125,500,000	—	48,676	48,676
Goldman Sachs International	Pay	3 Month RUB MOSKP	Quarterly	7.53	Annually	07/21/2023	RUB	550,000,000	—	28,471	28,471
Goldman Sachs International	Pay	3 Month RUB MOSKP	Quarterly	7.34	Annually	07/26/2024	RUB	210,000,000	—	12,233	12,233
J.P. Morgan Chase Bank, N.A.	Pay	3 Month RUB MOSKP	Quarterly	7.11	Annually	07/26/2026	RUB	130,000,000	—	6,727	6,727
Total Over-The-Counter Interest Rate Swap Agreements									$—	$308,842	$308,842

(a)	Over-The-Counter options purchased, options written and swap agreements are collateralized by cash held with Counterparties in the amount of $669,000.

Open Forward Foreign Currency Contracts
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
Currency Risk
09/15/2021	Bank of America, N.A.	PEN	4,642,000	USD	1,190,379	$47,455
08/03/2021	Citibank, N.A.	BRL	6,634,344	USD	1,295,366	21,551
09/15/2021	Citibank, N.A.	INR	249,180,000	USD	3,379,193	44,920
09/15/2021	Citibank, N.A.	KRW	846,580,000	USD	759,605	25,880
09/15/2021	Citibank, N.A.	MXN	3,587,400	USD	179,698	519
09/15/2021	Citibank, N.A.	USD	178,744	MXN	3,587,400	434
09/15/2021	Citibank, N.A.	USD	1,841,553	ZAR	27,220,000	6,271
See accompanying notes which are an integral part of this schedule.
Invesco Emerging Markets Local Debt Fund

Open Forward Foreign Currency Contracts—(continued)
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
09/15/2021	Citibank, N.A.	ZAR	27,220,000	USD	1,938,354	$90,530
08/02/2021	Goldman Sachs International	BRL	3,100,000	USD	611,657	16,448
08/04/2021	Goldman Sachs International	COP	7,962,450,000	USD	2,130,000	76,870
09/03/2021	Goldman Sachs International	USD	180,000	BRL	953,532	2,313
09/15/2021	Goldman Sachs International	PEN	1,892,000	USD	478,733	12,897
09/15/2021	Goldman Sachs International	ZAR	121,864,000	USD	8,603,093	330,379
08/02/2021	J.P. Morgan Chase Bank, N.A.	BRL	18,655,000	USD	3,720,424	138,608
08/03/2021	J.P. Morgan Chase Bank, N.A.	BRL	63,335,000	USD	12,366,253	205,738
08/09/2021	J.P. Morgan Chase Bank, N.A.	HUF	512,424,000	USD	1,800,000	105,701
08/16/2021	J.P. Morgan Chase Bank, N.A.	BRL	7,148,400	USD	1,400,000	29,807
08/30/2021	J.P. Morgan Chase Bank, N.A.	EUR	1,430,000	USD	1,747,546	50,325
08/30/2021	J.P. Morgan Chase Bank, N.A.	HUF	246,470,000	USD	857,451	42,827
09/10/2021	J.P. Morgan Chase Bank, N.A.	RUB	54,847,500	USD	750,000	3,670
09/15/2021	J.P. Morgan Chase Bank, N.A.	CLP	2,227,725,000	USD	3,105,925	174,082
09/15/2021	J.P. Morgan Chase Bank, N.A.	COP	33,751,010,000	USD	9,392,239	709,017
09/15/2021	J.P. Morgan Chase Bank, N.A.	EUR	1,300,000	USD	1,555,181	11,756
09/15/2021	J.P. Morgan Chase Bank, N.A.	MXN	1,994,298	USD	99,904	296
09/15/2021	J.P. Morgan Chase Bank, N.A.	MYR	5,369,100	USD	1,293,581	28,491
09/15/2021	J.P. Morgan Chase Bank, N.A.	PEN	4,561,000	USD	1,189,309	66,328
09/15/2021	J.P. Morgan Chase Bank, N.A.	PLN	12,500,000	USD	3,370,362	125,250
09/15/2021	J.P. Morgan Chase Bank, N.A.	RON	11,075,000	USD	2,737,642	69,875
09/15/2021	J.P. Morgan Chase Bank, N.A.	USD	494,533	CNY	3,220,000	1,822
09/15/2021	J.P. Morgan Chase Bank, N.A.	USD	745,270	IDR	10,867,550,000	3,929
09/15/2021	J.P. Morgan Chase Bank, N.A.	USD	2,725,790	INR	204,840,000	15,171
09/15/2021	J.P. Morgan Chase Bank, N.A.	USD	1,336,436	MXN	26,950,000	9,625
09/15/2021	J.P. Morgan Chase Bank, N.A.	USD	242,030	PLN	940,000	2,003
09/15/2021	J.P. Morgan Chase Bank, N.A.	USD	53,824	ZAR	795,000	144
09/15/2021	J.P. Morgan Chase Bank, N.A.	ZAR	67,483,930	USD	4,878,614	297,480
09/27/2021	J.P. Morgan Chase Bank, N.A.	COP	5,285,000,000	USD	1,400,000	41,158
08/02/2021	Morgan Stanley and Co. International PLC	BRL	22,125,000	USD	4,352,814	104,747
08/02/2021	Morgan Stanley and Co. International PLC	RUB	69,777,000	USD	956,386	2,416
08/02/2021	Morgan Stanley and Co. International PLC	USD	944,208	RUB	69,777,000	9,762
08/03/2021	Morgan Stanley and Co. International PLC	BRL	69,969,344	USD	13,535,031	100,702
08/09/2021	Morgan Stanley and Co. International PLC	USD	1,627,821	CNY	10,970,000	69,312
09/15/2021	Morgan Stanley and Co. International PLC	COP	21,436,780,000	USD	5,639,614	124,510
09/15/2021	Morgan Stanley and Co. International PLC	IDR	18,653,944,700	USD	1,294,694	8,708
09/15/2021	Morgan Stanley and Co. International PLC	MXN	19,050,300	USD	954,732	3,234
09/15/2021	Morgan Stanley and Co. International PLC	RUB	35,660,000	USD	486,887	2,236
09/15/2021	Morgan Stanley and Co. International PLC	USD	1,445,494	MXN	29,161,600	11,029
09/03/2021	Standard Chartered Bank PLC	PEN	2,060,000	USD	508,642	1,490
09/08/2021	Standard Chartered Bank PLC	INR	58,920,000	USD	800,000	10,952
09/15/2021	Standard Chartered Bank PLC	IDR	47,252,100,000	USD	3,285,898	28,382
09/15/2021	Standard Chartered Bank PLC	KRW	1,815,450,000	USD	1,578,515	5,077
09/15/2021	Standard Chartered Bank PLC	MYR	9,275,000	USD	2,220,739	35,326
09/15/2021	Standard Chartered Bank PLC	THB	3,355,000	USD	107,394	5,341
09/15/2021	Standard Chartered Bank PLC	USD	2,319,305	INR	173,600,000	3,633
Subtotal—Appreciation						3,336,427
Currency Risk
09/15/2021	Bank of America, N.A.	MXN	8,159,200	USD	404,021	(3,504)
09/15/2021	Bank of America, N.A.	USD	804,019	COP	3,121,200,000	(1,018)
See accompanying notes which are an integral part of this schedule.
Invesco Emerging Markets Local Debt Fund

Open Forward Foreign Currency Contracts—(continued)
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
09/15/2021	Bank of America, N.A.	USD	2,386,721	HUF	680,120,000	$(139,562)
08/03/2021	Citibank, N.A.	USD	1,309,221	BRL	6,634,344	(35,406)
09/15/2021	Citibank, N.A.	USD	114,672	COP	425,400,000	(5,228)
09/15/2021	Citibank, N.A.	USD	168,918	IDR	2,431,800,000	(1,272)
09/15/2021	Citibank, N.A.	USD	1,189,074	PLN	4,340,000	(62,371)
09/15/2021	Deutsche Bank AG	USD	340,105	RUB	24,880,000	(1,963)
08/02/2021	Goldman Sachs International	USD	603,801	BRL	3,100,000	(8,592)
09/03/2021	Goldman Sachs International	BRL	2,022,094	USD	380,000	(6,619)
09/15/2021	Goldman Sachs International	CNY	1,060,000	USD	163,382	(14)
09/15/2021	Goldman Sachs International	RUB	62,489,250	USD	832,123	(17,162)
09/15/2021	Goldman Sachs International	USD	54,460	CLP	39,500,000	(2,475)
09/15/2021	Goldman Sachs International	USD	265,485	IDR	3,805,990,000	(3,103)
09/15/2021	Goldman Sachs International	USD	2,384,263	KRW	2,662,030,000	(77,101)
09/15/2021	Goldman Sachs International	USD	201,470	RUB	14,760,000	(868)
09/15/2021	Goldman Sachs International	USD	2,642,664	ZAR	38,340,000	(39,960)
10/01/2021	Goldman Sachs International	BRL	7,439,740	USD	1,400,000	(17,379)
10/01/2021	Goldman Sachs International	USD	1,072,595	BRL	5,392,062	(45,329)
08/02/2021	J.P. Morgan Chase Bank, N.A.	RUB	69,777,000	USD	900,000	(53,971)
08/02/2021	J.P. Morgan Chase Bank, N.A.	USD	3,680,794	BRL	18,655,000	(98,977)
08/02/2021	J.P. Morgan Chase Bank, N.A.	USD	956,386	RUB	69,777,000	(2,416)
08/03/2021	J.P. Morgan Chase Bank, N.A.	USD	12,222,823	BRL	63,335,000	(62,308)
08/09/2021	J.P. Morgan Chase Bank, N.A.	USD	1,300,000	HUF	386,035,000	(23,599)
08/27/2021	J.P. Morgan Chase Bank, N.A.	BRL	9,648,180	USD	1,800,000	(46,508)
08/30/2021	J.P. Morgan Chase Bank, N.A.	USD	857,451	EUR	700,000	(26,644)
09/15/2021	J.P. Morgan Chase Bank, N.A.	CNY	6,302,620	USD	968,029	(3,503)
09/15/2021	J.P. Morgan Chase Bank, N.A.	CZK	3,020,000	USD	140,333	(59)
09/15/2021	J.P. Morgan Chase Bank, N.A.	MXN	25,735,702	USD	1,263,755	(21,656)
09/15/2021	J.P. Morgan Chase Bank, N.A.	TRY	26,133,725	USD	2,941,738	(91,684)
09/15/2021	J.P. Morgan Chase Bank, N.A.	USD	10,350,616	CNY	66,492,650	(100,952)
09/15/2021	J.P. Morgan Chase Bank, N.A.	USD	2,521,765	CZK	52,529,700	(79,794)
09/15/2021	J.P. Morgan Chase Bank, N.A.	USD	7,176,705	HUF	2,039,843,200	(436,936)
09/15/2021	J.P. Morgan Chase Bank, N.A.	USD	14,433,075	PLN	52,749,010	(738,957)
09/15/2021	J.P. Morgan Chase Bank, N.A.	USD	4,154,063	RON	16,890,000	(85,568)
09/15/2021	J.P. Morgan Chase Bank, N.A.	USD	249,756	RUB	18,270,000	(1,450)
09/15/2021	J.P. Morgan Chase Bank, N.A.	USD	5,308,851	THB	165,811,809	(265,153)
09/15/2021	J.P. Morgan Chase Bank, N.A.	USD	334,552	ZAR	4,650,000	(18,888)
09/15/2021	J.P. Morgan Chase Bank, N.A.	ZAR	9,660,660	USD	651,725	(4,087)
08/02/2021	Morgan Stanley and Co. International PLC	USD	4,428,943	BRL	22,125,000	(180,876)
08/03/2021	Morgan Stanley and Co. International PLC	USD	13,661,618	BRL	69,969,344	(227,289)
08/04/2021	Morgan Stanley and Co. International PLC	USD	2,078,426	COP	7,962,450,000	(25,296)
08/09/2021	Morgan Stanley and Co. International PLC	CNY	6,057,900	USD	900,000	(37,198)
09/02/2021	Morgan Stanley and Co. International PLC	USD	14,114,245	BRL	73,254,344	(106,261)
09/03/2021	Morgan Stanley and Co. International PLC	BRL	10,260,000	USD	1,759,742	(201,942)
09/13/2021	Morgan Stanley and Co. International PLC	RUB	48,750,000	USD	650,000	(12,877)
09/15/2021	Morgan Stanley and Co. International PLC	MXN	15,944,298	USD	789,427	(6,937)
09/15/2021	Morgan Stanley and Co. International PLC	RUB	207,877,000	USD	2,795,982	(29,252)
09/15/2021	Morgan Stanley and Co. International PLC	USD	1,650,849	CLP	1,244,080,000	(13,552)
09/15/2021	Morgan Stanley and Co. International PLC	USD	3,447,704	COP	13,103,010,000	(76,654)
09/15/2021	Morgan Stanley and Co. International PLC	USD	439,429	MXN	8,750,000	(2,396)
09/15/2021	Morgan Stanley and Co. International PLC	USD	11,777,435	RUB	860,895,796	(77,092)
See accompanying notes which are an integral part of this schedule.
Invesco Emerging Markets Local Debt Fund

Open Forward Foreign Currency Contracts—(continued)
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
09/15/2021	Standard Chartered Bank PLC	IDR	28,703,930,000	USD	1,960,764	$(18,058)
09/15/2021	Standard Chartered Bank PLC	INR	73,260,000	USD	977,386	(2,904)
09/15/2021	Standard Chartered Bank PLC	USD	1,271,438	COP	4,780,290,000	(41,599)
09/15/2021	Standard Chartered Bank PLC	USD	514,092	MYR	2,130,000	(12,213)
09/15/2021	Standard Chartered Bank PLC	USD	129,028	THB	4,020,000	(6,747)
Subtotal—Depreciation						(3,711,179)
Total Forward Foreign Currency Contracts						$(374,752)

Investment Abbreviations:
BRL	—Brazilian Real
BZDIOVRA	—Brazil Ceptip DI Interbank Deposit Rate
CLP	—Chile Peso
CNH	—Chinese Renminbi
CNRR007	—China 7-Day Reverse Repo Rate
CNY	—Chinese Yuan Renminbi
COP	—Colombia Peso
CZK	—Czech Koruna
EUR	—Euro
FBIL	—Financial Benchmarks India Private Ltd.
HUF	—Hungarian Forint
IDR	—Indonesian Rupiah
INR	—Indian Rupee
JIBAR	—Johannesburg Interbank Average Rate
KRW	—South Korean Won
LIBOR	—London Interbank Offered Rate
MIBOR	—Mumbai Interbank Offered Rate
MOSKP	—MosPrime Rate
MXN	—Mexican Peso
MYR	—Malaysian Ringgit
PEN	—Peruvian Sol
PLN	—Polish Zloty
PRIBOR	—Prague Interbank Offerred Rate
RON	—Romania New Leu
RUB	—Russian Ruble
THB	—Thai Baht
THBFIX	—Thai Baht Interest Rate Fixing
TIIE	—Interbank Equilibrium Interest Rate
TRY	—Turkish Lira
USD	—U.S. Dollar
WIBOR	—Warsaw Interbank Offered Rate
ZAR	—South African Rand
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Emerging Markets Local Debt Fund

Notes to Quarterly Schedule of Portfolio Holdings
July 31, 2021
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of July 31, 2021. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Non-U.S. Dollar Denominated Bonds & Notes	$—	$142,435,041	$—	$142,435,041
Money Market Funds	15,639,464	—	—	15,639,464
Options Purchased	—	102,927	—	102,927
Total Investments in Securities	15,639,464	142,537,968	—	158,177,432
Other Investments - Assets*
Forward Foreign Currency Contracts	—	3,336,427	—	3,336,427
Swap Agreements	—	842,684	—	842,684
	—	4,179,111	—	4,179,111
Other Investments - Liabilities*
Forward Foreign Currency Contracts	—	(3,711,179)	—	(3,711,179)
Options Written	—	(281,659)	—	(281,659)
Swap Agreements	—	(871,581)	—	(871,581)
	—	(4,864,419)	—	(4,864,419)
Total Other Investments	—	(685,308)	—	(685,308)
Total Investments	$15,639,464	$141,852,660	$—	$157,492,124

*	Forward foreign currency contracts and swap agreements are valued at unrealized appreciation (depreciation). Options written are shown at value.
Invesco Emerging Markets Local Debt Fund